Summary of Significant Accounting Policies (Tables) - Archer Aviation Inc	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Schedule of estimated useful lives of depreciable property and equipment assets

Useful Life
(in years)
Furniture, fixtures, and equipment	5
Computer hardware	3
Computer software	3
Website design	2
Leasehold improvements	Shorter of lease term or the asset standard life

Useful Life (in years)
Furniture, fixtures, and equipment	5
Computer hardware	3
Computer software	3
Website design	2
Leasehold improvements	Shorter of lease term or the asset standard life

Schedule of number of antidilutive shares excluded from the calculation of diluted net loss per share

	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020
Stock-based compensation awards - employees	11,690,674	3,714,205	11,690,674	3,714,205
Stock-based compensation awards - non-employees	11,440,789	1,134,000	11,440,789	1,134,000
Series Seed redeemable convertible preferred stock	18,193,515	18,193,515	18,193,515	18,193,515
Series A redeemable convertible preferred stock	46,267,422	—	46,267,422	—
Total	87,592,400	23,041,720	87,592,400	23,041,720

	As of December 31,
	2020	2019
Stock-based compensation awards — employees	11,167,089	—
Stock-based compensation awards — non-employees	3,614,888	—
Series Seed redeemable convertible preferred stock	18,193,515	18,193,515
Series A redeemable convertible preferred stock	46,267,422	—
Total	79,242,914	18,193,515